Restructuring and Other Exit Activities Restructuring and Other Exit Activities (Tables)	12 Months Ended
Dec. 31, 2011
Restructuring and Other Exit Activities [Abstract]
Schedule of Restructuring and Related Costs [Table Text Block]
The following table summarizes the activity relating to cash obligations arising from the Company's restructuring plans:

Employee Termination and Other Personnel Costs
Restructuring obligations at December 31, 2008	$4.5
Cash restructuring costs and other charges incurred in 2009	3.3
Cash payments in 2009	(5.5)
Restructuring obligations at December 31, 2009	2.3
Cash restructuring costs and other benefits incurred in 2010	(1.0)
Cash payments in 2010	(0.9)
Restructuring obligations at December 31, 2010	0.4
Cash restructuring costs and other benefits incurred in 2011	(0.2)
Cash payments in 2011	(0.2)
Restructuring obligations at December 31, 2011	$—